Employee compensation and benefits - Post-employment benefit plans - Narrative (Details) $ in Millions, £ in Billions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Defined contribution assets	$ 6,531	$ 6,590
Estimated assets needed to secure all future pension payments			£ 21.3	$ 25,700
Pension Plan
Disclosure of defined benefit plans [line items]
Defined contribution assets	6,799	6,886
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan			£ 3.7	$ 4,400
Percentage of plan funded			118.00%	118.00%
Defined contribution assets	$ 6,429	$ 6,808		$ 6,334
Pension Plan | Principal plan | Projected unit credit method
Disclosure of defined benefit plans [line items]
Fair value of plan assets, incl. defined contribution assets			£ 23.9	28,800
Defined Contribution Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Defined contribution assets			£ 3.0	$ 3,600